Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER PAYABLES
Summary of Breakdown of Trade and Other Payables

	Balance as of
	12-31-2018		12-31-2017
	Current	Non-current	Current	Non-current
Trade and other payables	ThCh$	ThCh$	ThCh$	ThCh$
Trade payables	106,415,197	—	94,132,901	—
Other payables	168,916,421	450,421	215,750,627	632,643
Total trade and other payables	275,331,618	450,421	309,883,528	632,643

Summary of Trade and Other Payables

	Balance as of
	12-31-2018		12-31-2017
	Current	Non-current	Current	Non-current
Trade and other payables	ThCh$	ThCh$	ThCh$	ThCh$
Energy suppliers	66,627,358	—	80,832,851	—
Fuel and gas suppliers	39,787,839	—	13,300,050	—
Payables to tax authorities other than Corporate Income Tax	1,547,674	—	2,353,000	—
Payables for goods and services	32,379,106	6,765	56,004,450	5,431
Asset Purchases	111,336,945	—	90,585,971	—
Deposits in guarantee	183,514	—	194,193
Dividends payable to non-controlling interests	9,357,160	—	53,139,347	—
Mitsubishi contract (LTSA)	710,477	—	1,227,656	—
Other employee Benefits	12,745,222	—	11,741,237	—
Other payables	656,323	443,656	504,773	627,212
Total trade and other payables	275,331,618	450,421	309,883,528	632,643